BIOLOGICAL ASSETS (Details)	12 Months Ended
Dec. 31, 2018
CHILE | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	24
CHILE | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	12
ARGENTINA | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	15
ARGENTINA | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	10
BRAZIL | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	15
BRAZIL | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	7
URUGUAY | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	-
URUGUAY | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	10